Long-Term Investments - Schedule of Long-term investments (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of LongTermInvestments [Line Items]
Beginning balance	¥ 2,295,032	¥ 1,549,176	¥ 1,000
Additons	127,018	730,477	959,855
Investment gain(loss)	(224,364)	25,062	591,506
Disposals (Note 26(5))	0	(165,000)	0
Share of results of equity method investees	54,740	4,117	0
Transfer	(204,836)
Foreign currency translation	37,343	151,200	(3,185)
Ending balance	2,084,933	2,295,032	1,549,176
Equity Securities [Member]
Schedule Of LongTermInvestments [Line Items]
Beginning balance	191,000	210,354	1,000
Additons	0	0	209,900
Changes from debt investments to equity investments without readily determinable fair values	57,832
Investment gain(loss)	(50,826)	95,752	0
Changes from equity investment to debt investment		(116,129)
Foreign currency translation	0	1,023	(546)
Ending balance	198,006	191,000	210,354
Equity investments with readily determinable fair values [Member]
Schedule Of LongTermInvestments [Line Items]
Beginning balance	112,641	0	0
Additons	0	191,981	0
Investment gain(loss)	(7,989)	(78,282)	0
Foreign currency translation	320	(1,058)	0
Ending balance	104,972	112,641	0
Debt Securities [Member]
Schedule Of LongTermInvestments [Line Items]
Beginning balance	1,626,131	1,338,822	0
Additons	0	209,451	749,955
Changes from debt investments to equity investments without readily determinable fair values	(57,832)
Investment gain(loss)	(165,549)	7,592	591,506
Changes from equity investment to debt investment		116,129
Disposals (Note 26(5))	0	(165,000)	0
Transfer	(204,836)
Foreign currency translation	30,681	119,137	(2,639)
Ending balance	1,228,595	1,626,131	1,338,822
Equity method investments [Member]
Schedule Of LongTermInvestments [Line Items]
Beginning balance	365,260	0	0
Additons	127,018	329,045	0
Share of results of equity method investees	54,740	4,117
Foreign currency translation	6,342	32,098	0
Ending balance	¥ 553,360	¥ 365,260	¥ 0